Generation Wave Growth Fund
Vice Fund
Each a series of USA MUTUALS

Supplement dated June 23, 2011
to the
Prospectus and Summary Prospectus
dated July 29, 2010

On April 15, 2011, the Board of Trustees (the “Board”) of USA Mutuals (the “Trust”) accepted the resignation of Eric S. Lansky from his role as President and Treasurer of the Trust effective as of April 1, 2011.  The Board appointed Ms. Cindy Clarke as the Trust’s Treasurer on April 15, 2011.  The Board appointed Mr. Jerry Szilagyi as the Trust’s President on May 25, 2011.  Mr. Szilagyi was also named President of Mutuals Advisors, Inc. (“MAI”), the investment advisor for the Generation Wave Growth Fund and the Vice Fund (each a “Fund” and collectively the “Funds”), each a series of the Trust.

In addition, effective June 1, 2011, Gerald Sullivan replaced Jeffrey B. Middleswart as Portfolio Manager of the Funds.

All references to Eric S. Lansky in the Prospectus and Summary Prospectus are hereby deleted.

The following information on pages 4 and 7 of the Summary Section for each Fund in the Prospectus is revised as follows:

Portfolio Manager

Mr. Gerald Sullivan, Portfolio Manager, has managed the Funds since June 1, 2011.

The first paragraph under “Management of the Funds – Portfolio Manager” on page 16 of the Prospectus is hereby revised to read as follows:

Mr. Gerald Sullivan, Portfolio Manager, is responsible for the portfolio management of and investment research for the Funds.  He has managed the Funds since June 1, 2011.  Mr. Sullivan also serves as the President, Chief Compliance Officer, Treasurer and Portfolio Manager for the Industry Leaders Fund since March 1999.  Mr. Sullivan was previously the Chief Investment Officer of the Claremont Investment Partners, LLC and patent holder of the Industry Leaders® Portfolio Strategy.  Mr. Sullivan also served as President of the Claremont Investment Partners, LLC from 1996 to 2008.  Mr. Sullivan obtained his undergraduate degree from Columbia University and holds an M.B.A. from the University of Chicago’s Booth School of Business.

Please retain this Supplement with your Prospectus
and Summary Prospectus for reference.

1

Generation Wave Growth Fund
Vice Fund
Each a series of USA MUTUALS

Supplement dated June 23, 2011
to the
Statement of Additional Information (“SAI”)
dated July 29, 2010

On April 15, 2011, the Board of Trustees (the “Board”) of USA Mutuals (the “Trust”) accepted the resignation of Eric S. Lansky from his role as President and Treasurer of the Trust effective as of April 1, 2011.  The Board appointed Ms. Cindy Clarke as the Trust’s Treasurer on April 15, 2011.  The Board appointed Mr. Jerry Szilagyi as the Trust’s President on May 25, 2011.  Mr. Szilagyi was also named President of Mutuals Advisors, Inc. (“MAI”), the investment advisor for the Generation Wave Growth Fund and the Vice Fund (each a “Fund” and collectively the “Funds”), each a series of the Trust.

In addition, effective June 1, 2011, Gerald Sullivan replaced Jeffrey B. Middleswart as Portfolio Manager of the Funds.

The sub-section entitled “Management of the Funds – Trustees and Officers” beginning on page A-27 of the SAI is hereby revised to read as follows:

The Trustees and officers of the Funds are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Independent Trustees
Name, Address and Age as of March 31, 2011	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan Street Milwaukee, WI 53202 Age: 56	Independent Trustee	Indefinite Term; Since 2001	Professor and Chair, Department of Accounting, Marquette University (2004 -present); Associate Professor, Marquette University (1996-2004).	2	Independent Trustee, Trust for Professional Managers (an open-end investment company with twenty-six portfolios)
Gary A. Drska 615 E. Michigan Street Milwaukee, WI 53202 Age: 54	Independent Trustee	Indefinite Term; Since 2001	Pilot, Frontier/Midwest Airlines (Airline Company) (1986-present); Director-Flight Standards & Training (July 1990-December 1999).	2	Independent Trustee, Trust for Professional Managers (an open-end investment company with twenty-six portfolios)

Interested Trustee and Officers
Name, Address and Age as of March 31, 2011	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee
Joseph C. Neuberger* 615 E. Michigan Street Milwaukee, WI 53202 Age: 49	Trustee and Chairperson	Indefinite Term; Since 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	2	Trustee, Trust for Professional Managers (an open-end investment company with twenty-six portfolios); Trustee, Buffalo Funds (an open-end investment company with ten portfolios)
Jerry Szilagyi Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 49	President	Indefinite Term; Since 2011
President, Mutuals Advisors, Inc. (June 2011 - present); Managing Member, Catalyst Capital Advisors LLC (2006 - present); Chairman, Mutual Fund Series Trust (f/k/a Catalyst Funds) (2010 – present); Trustee, Mutual Fund Series Trust (2006 – present); President, Abbington Capital Group LLC (1998 - present); CEO, Thomas Lloyd Global Asset Management (Americas) LLC (2006 - 2010); SVP Business Development, Integrity Mutual Funds, Inc. (2003 - 2006).

				N/A	N/A
Cindy Clarke Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 57	Treasurer	Indefinite Term; Since 2011
Secretary and Treasurer, Mutuals Advisors, Inc. (April 2011 - present); Chairman, Mutuals Capital Alliance, Inc. (2009 - present); Chairman, Mutuals Advisors, Inc. (2008 - present); President, C&H Advisory Services, Inc. (1994 - present).

				N/A	N/A
Rachel A. Spearo 615 E. Michigan Street Milwaukee, WI 53202 Age: 31	Secretary	Indefinite Term; Since 2005	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (September 2004-present).	N/A	N/A

Name, Address and Age as of March 31, 2011	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee
David E. Scott 521 Fifth Avenue Suite 1700 New York, NY 10175 Age: 40	Chief Compliance Officer	Indefinite Term; Since 2007	Managing Member, D.E. Scott & Associates, LLC (December 2005-present); CCO, Strategic Value Partners, LLC (August 2004-December 2005).	N/A	N/A
*
This trustee is considered an “interested person” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

The sub-section entitled “Management of the Funds – Portfolio Manager” beginning on page A-31 of the SAI is hereby revised to read as follows:

Portfolio Manager

Gerald Sullivan, Portfolio Manager, is responsible for the portfolio management of and investment research for the Funds.

Other Accounts Managed by Portfolio Manager
The following provides information regarding other accounts managed by Mr. Sullivan as of May 31, 2011:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$13,800,000	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$2,300,000	0	$0

Potential Conflicts of Interest by Portfolio Manager
Where conflicts of interest arise between the Funds and other accounts managed by the Portfolio Manager, the Portfolio Manager will proceed in a manner that ensures that the Funds will not be treated materially less favorably.  Currently, the Portfolio Manager does not manage any accounts other than the Funds.  The Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another.  Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation of Portfolio Manager
The Portfolio Manager is paid a fee based on the average balance within each Fund; such fee is not based on Fund performance.

Ownership of Fund Shares by Portfolio Manager
As of June 1, 2011, the Portfolio Manager did not own any shares of the Funds.

Please retain this Supplement with your SAI for reference.